Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill
	2014			2013
	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	2,176	5,917	8,093	2,409	6,062	8,471
Goodwill acquired during the year	22	0	22	3	0	3
Discontinued operations	0	0	0	(127)	0	(127)
Foreign currency translation impact	162	499	661	(73)	(141)	(214)
Other	(34)	(4)	(38)	(36)	(4)	(40)
Balance at end of period	2,326	6,412	8,738	2,176	5,917	8,093
Accumulated impairment (CHF million)
Balance at beginning of period	12	82	94	0	82	82
Impairment losses	0	0	0	12	0	12
Balance at end of period	12	82	94	12	82	94
Net book value (CHF million)
Net book value	2,314	6,330	8,644	2,164	5,835	7,999

Bank
Goodwill
end of	2014			2013
	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)
Gross amount of goodwill (CHF million)
Balance at beginning of period	1,978	5,237	7,215	2,210	5,382	7,592
Goodwill acquired during the year	22	0	22	3	0	3
Discontinued operations	0	0	0	(127)	0	(127)
Foreign currency translation impact	162	499	661	(72)	(141)	(213)
Other	(34)	(4)	(38)	(36)	(4)	(40)
Balance at end of period	2,128	5,732	7,860	1,978	5,237	7,215
Accumulated impairment (CHF million)
Balance at beginning of period	12	82	94	0	82	82
Impairment losses	0	0	0	12	0	12
Balance at end of period	12	82	94	12	82	94
Net book value (CHF million)
Net book value	2,116	5,650	7,766	1,966	5,155	7,121